Tangible fixed assets (Tables)	12 Months Ended
Dec. 31, 2025
Tangible fixed assets
Schedule of movements in tangible fixed assets

			Total
		Other tangible	tangible fixed
Cost	Vessels	assets	assets
As of January 1, 2024	2,155,587	7,317	2,162,904
Additions, net	8,117	—	8,117
Disposal	(201,842)	—	(201,842)
Write-off of fully amortized drydocking component	(54)	—	(54)
As of December 31, 2024	1,961,808	7,317	1,969,125
Additions, net	13,800	798	14,598
Disposals	(322,756)	—	(322,756)
Write-off of fully amortized drydocking component	(9,308)	—	(9,308)
As of December 31, 2025	1,643,544	8,115	1,651,659
Accumulated depreciation and impairment loss
As of January 1, 2024	685,446	—	685,446
Depreciation	55,782	—	55,782
Disposal	(56,489)	—	(56,489)
Impairment loss	7,968	—	7,968
Write-off of fully amortized drydocking component	(54)	—	(54)
As of December 31, 2024	692,653	—	692,653
Depreciation	50,528	—	50,528
Disposals	(271,623)	—	(271,623)
Impairment loss	72,831	—	72,831
Write-off of fully amortized drydocking component	(9,308)	—	(9,308)
As of December 31, 2025	535,081	—	535,081
Net book value
As of December 31, 2024	1,269,155	7,317	1,276,472
As of December 31, 2025	1,108,463	8,115	1,116,578

Schedule of impairment loss recognized for owned vessels

	As of December 31, 2025
Vessel	Impairment loss	Recoverable amount
Methane Rita Andrea	(14,778)	41,071
Total	(14,778)	41,071